Agreements and Transactions of Related Parties (Narratives) (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended											3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Options One	Dec. 31, 2012 Options Two	Dec. 31, 2012 Options Maximum	May 31, 2011 CPA14/16 Merger	Dec. 31, 2012 CPA14/16 Merger	Dec. 31, 2011 CPA14/16 Merger	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 CPA 15	Dec. 31, 2012 CPA 16 - Global	Dec. 31, 2011 CPA 16 - Global	Dec. 31, 2012 CPA 17 - Global	Dec. 31, 2011 CPA 17 - Global	Dec. 31, 2012 CPA 17 - Global Maximum	Dec. 31, 2012 CPA 17 - Global Minimum	Sep. 30, 2011 CWI	Jun. 30, 2011 CWI	Dec. 31, 2012 CWI	Dec. 31, 2011 CWI
Asset management fees
Asset management revenue is calculated as a percent of total average invested assets	1.00%												0.50%
Performance revenue is calculated as a percent of total average invested assets	0.50%
Asset management revenue is calculated as a percent of average market value of real estate assets															0.50%
Asset management revenue is calculated as a percent of average equity value of securities															1.75%
Asset management revenue is calculated as a percent of average lodging-related assets																					0.50%
Other distributions of cash received	10.00%								10.00%
Asset management revenue receivable in shares, percent												80.00%	50.00%
Asset management revenue receivable in cash, percent												20.00%	50.00%
Structuring revenue
Acquisition revenue as a percent of total cost of all investments made by each CPA REIT	4.50%
Percent of structuring revenue paid on completion of transaction	2.50%
Percent of structuring revenue paid in annual installments	2.00%
Initial acquisition revenue percentage																	1.75%	0.00%			2.50%
Maximum percentage of revenue earned on initial acquisition																					6.00%
Unpaid transaction fee interest rate										7.00%	5.00%
Loan Refinanced Fee Rate	1.00%
Termination revenue		$ 31,200,000							$ 31,200,000
Subordinated disposition revenue, percentage	3.00%
Subordinated disposition revenue		21,300,000							21,300,000
Subordinated incentive revenue, percentage	15.00%
Reimbursed costs from affiliates and wholesaling revenue
Selling commission per share sold															$ 0.65						$ 0.70
Dealer revenue per share sold															$ 0.35						$ 0.30
Wholesaling revenue per share sold															$ 0.15
Minimum Offering Amount																					10,000,000
Maximum percent of offering proceeds																					2.00%
Organization and offering costs incurred																					7,400,000
Offering Costs Obligation To Reimburse																					3,100,000
Offering Costs Reimbursed																					2,700,000
Other transactions with affiliates
Loan To Affiliates																90,000,000			2,000,000	4,000,000
Due from affiliates	36,002,000	38,369,000
Interest rate on loan to affiliates																0.0115			LIBOR plus0.9%	LIBOR plus 2.5%
Joint venture ownership percentage										95.00%	3.00%
Interest income		200,000
Proceeds from repayment of loans to related party	0	96,000,000	0																			1,000,000
Proceeds from related party debt																						1,000,000
Share Purchase Agreement
First sale option, value	25,000,000
Second sale option, value	20,000,000
Third sale option, value	40,000,000
Common stock market value on excerise date				$ 44.53	$ 48.67
Stock repurchased during period, shares				561,418	410,964
Purchase of common stock	45,270,000	0	0	25,000,000	20,000,000
Registration rights agreement				50,000,000	75,000,000	250,000,000
Minimum lease payment receivable	430,514,000
Percent Purchase Price		96.00%
UPREIT Reorganization
Payment for special member interest		0.3							300,000
Equity method investments	565,626,000	538,749,000												28,300,000
Amortization of dererred revenue	(9,436,000)	(6,291,000)	0										8,500,000	5,700,000
Deferred revenue		6,000,000
Capital Interest Of Managing Members									99.985%
Special Interest									0.015%
Former Subordinated Incentive And Termination Fee Percentage									15.00%
Reduced Asset Management Fee Percentage									0.50%
Previous Asset Management Fee Percentage									1.00%
Final Distribution Percentage									15.00%
Return On Managing Members Invested Capital Base									100.00%
Deferred Revenue Eliminated									6,000,000
Ownership Interest In Another Reit									17.50%
Managing Members Priority Return									6.00%
Contract Termination Fee									28,300,000
CPA 14/16 Merger
acquisition costs									31,800,000
Fair value of mortgage loans assumed							117,100,000		87,600,000
Termination revenue		31,200,000							31,200,000
Terminition revenue received in share exchange									3,242,089
Shares received as terminaton revenue									2,717,138
Unamortized deferred revenue								12,600,000	22,000,000
Proceeds from Unsecured Lines of Credit	300,000,000	251,410,000	83,250,000
Amortization of differential basis								900,000	600,000
Cash per share exchage rate									$ 10.50
Share per share exchange rate									$ 1.1932
Net Asset Value									$ 11.50
Special Distributions Per Share									$ 1.00
Special Distributions Value									90,400,000
Merger Consideration									954,500,000
Cash consideration paid									444,000,000
Consideration, shares recieved									57,365,145
Fair value of shares issued									510,500,000
Additional Shares Purchased									13,750,000
Value Of Additional Shares Purchased									121,000,000
Affiliate Senior Credit Facility									320,000,000
Line of Credit									$ 121,400,000
Shares Received From Reit Arising From Merger									13,260,091
Shares Received In Exchange From Liquidating Shareholders								48,076,723